Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations	Pursuant to the agreement, MEMSIC agreed to pay Company a maximum consideration valued at $75.0 million as follows (in thousands):

Due Date	Consideration	Amount

June 2020	Cash	$15,000
June 2020	Equity of MEMSIC	25,000
June 2021	Cash	10,000
June 2021	Equity of MEMSIC (maximum amount contingent achieving on targets)	8,000
June 2022	Equity of MEMSIC (maximum amount contingent achieving on targets)	8,000

June 2023	Equity of MEMSIC (maximum amount contingent achieving on targets)	9,000

		$75,000

The following table presents information related to the major classes of assets and liabilities that were classified as assets and liabilities from discontinued operations in the accompanying consolidated balance sheets (in thousands):

	December 31,
	2022	2021
Other receivables - MEMSIC	$—	$291

Current assets of discontinued operations	—	291

Total assets of discontinued operations	$—	$291

Accounts payable	$—	$357

Current liabilities of discontinued operations	—	357

Total liabilities of discontinued operations	$—	$357

The following table provides a summary of operating results included in discontinued operations for the years ended December 31, 2022 and 2021 (in thousands):

	Years Ended December 31,
	2022	2021
Revenue	$—	$293
Cost of revenues	—	181
Research and development	—	103
General and administrative	—	135

Loss from discontinued operations	—	(126)
Other expense	—	(30)

Loss from discontinued operations before income taxes	—	(156)
Provision for income taxes	—	—

Loss from discontinued operations, net of tax	$—	$(156)